Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.0%
2,343	iShares 20+ Year Treasury Bond ETF	$309,464	2.0
4,788	Vanguard Russell 1000 Growth ETF	341,672	2.2
1,231	Vanguard S&P 500 ETF	511,074	3.3
5,092	Vanguard Short-Term Treasury ETF	301,752	1.9
1,726	Vanguard Value ETF	255,068	1.6

	Total Exchange-Traded Funds
	(Cost $1,660,279)	1,719,030	11.0

MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 89.0%
89,462	Voya Global Bond Fund - Class R6	758,635	4.9
144,204	Voya High Yield Bond Fund - Class R6	1,094,509	7.0
359,547	Voya Intermediate Bond Fund - Class R6	3,437,267	22.0
10,099	Voya MidCap Opportunities Portfolio - Class R6	161,078	1.0
14,569	Voya Multi-Manager International Equity Fund - Class I	148,019	1.0
32,504	Voya Multi-Manager International Factors Fund - Class I	302,615	1.9
15,563	Voya Multi-Manager Mid Cap Value Fund - Class I	158,435	1.0
313,481	Voya Short Term Bond Fund - Class R6	3,003,148	19.2
26,391	Voya U.S. High Dividend Low Volatility Fund - Class R6	308,770	2.0
13,555	Voya U.S. Stock Index Portfolio - Class I	282,615	1.8
223,041	VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,431,150	15.6
49,852	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,595,279	10.2
2,128	VY® T. Rowe Price Growth Equity Portfolio - Class I	214,535	1.4

	Total Mutual Funds
	(Cost $14,612,374)	13,896,055	89.0

Total Investments in Securities (Cost $16,272,653)	$15,615,085	100.0
Assets in Excess of Other Liabilities	2,387	0.0
Net Assets	$15,617,472	100.0

Voya Solution Conservative Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)(Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,719,030	$–	$–	$1,719,030
Mutual Funds	13,896,055	–	–	13,896,055
Total Investments, at fair value	$15,615,085	$–	$–	$15,615,085

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$874,620	$60,218	$(112,037)	$(64,166)	$758,635	$7,654	$(2,027)	$-
Voya High Yield Bond Fund - Class R6	2,319,172	94,356	(1,137,917)	(181,102)	1,094,509	18,040	84,232	-
Voya Intermediate Bond Fund - Class R6	3,267,297	1,296,773	(944,511)	(182,292)	3,437,267	20,653	(70,213)	-
Voya MidCap Opportunities Portfolio - Class R6	168,349	35,252	(24,368)	(18,155)	161,078	-	(2,366)	-
Voya Multi-Manager International Equity Fund - Class I	173,275	18,764	(29,758)	(14,262)	148,019	-	(5,585)	-
Voya Multi-Manager International Factors Fund - Class I	352,453	28,788	(62,984)	(15,642)	302,615	-	(3,788)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	182,839	9,076	(19,897)	(13,583)	158,435	-	3,901	-
Voya Short Term Bond Fund - Class R6	2,992,574	513,932	(415,956)	(87,402)	3,003,148	10,939	(1,523)	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	368,389	31,766	(86,583)	(4,802)	308,770	-	(3,085)	-
Voya U.S. Stock Index Portfolio - Class I	733,232	61,049	(471,074)	(40,592)	282,615	-	(13,977)	-
VY® BrandywineGLOBAL - Bond Portfolio - Class I	2,726,672	140,677	(339,234)	(96,965)	2,431,150	-	21,339	-
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,788,093	90,759	(210,300)	(73,273)	1,595,279	-	16,510	-
VY® T. Rowe Price Growth Equity Portfolio - Class I	262,989	71,502	(98,757)	(21,199)	214,535	-	(21,748)	-
	$16,209,954	$2,452,912	$(3,953,376)	$(813,435)	$13,896,055	$57,286	$1,670	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $16,407,162.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$187,008
Gross Unrealized Depreciation	(979,085)
Net Unrealized Depreciation	$(792,077)